HSBC Holdings balance sheet - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	[1]	$ 110,643	$ 100,101
Derivatives	[1]	229,714	284,159
Loans and advances to HSBC undertakings	[1]	112,902	104,475
Financial investments	[1]	442,763	364,726
Prepayments, accrued income and other assets	[1]	165,255	156,149
Current tax assets	[1]	1,536	1,230
Investments in subsidiaries		159,500	167,500
Deferred tax assets	[1]	7,754	8,360
Total assets	[1]	3,038,677	2,949,286
Liabilities
Financial liabilities designated at fair value	[1]	141,426	127,321
Derivatives	[1]	234,772	285,762
Debt securities in issue	[1]	93,917	78,149
Accruals, deferred income and other liabilities	[1]	136,606	134,313
Subordinated liabilities	[1]	24,954	22,290
Total liabilities	[1]	2,846,067	2,764,089
Equity
Called up share capital	[1]	9,631	10,147
Share premium account	[1]	14,738	14,664
Other equity instruments	[1]	17,719	19,746
Merger and other reserves	[1]	(8,907)	(9,133)
Retained earnings	[1]	152,148	142,409
Total equity	[1]	192,610	185,197
Total liabilities and equity	[1]	3,038,677	2,949,286
HSBC Holdings
Assets
Cash and balances with HSBC undertakings		7,029	3,210
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		59,879	52,322
Derivatives		3,344	3,801
Loans and advances to HSBC undertakings		27,354	26,765
Financial investments		19,558	19,466
Prepayments, accrued income and other assets		5,341	5,242
Current tax assets		924	464
Investments in subsidiaries		159,478	167,542
Intangible assets		180	189
Deferred tax assets		2,082	2,100
Total assets		285,169	281,101
Liabilities
Amounts owed to HSBC undertakings		168	314
Financial liabilities designated at fair value		43,638	32,123
Derivatives		6,090	6,922
Debt securities in issue		65,239	66,938
Accruals, deferred income and other liabilities		4,289	1,969
Subordinated liabilities		24,439	19,727
Total liabilities		143,863	127,993
Equity
Called up share capital		9,631	10,147
Share premium account		14,738	14,664
Other equity instruments		17,703	19,746
Merger and other reserves		35,946	40,555
Retained earnings		63,288	67,996
Total equity		141,306	153,108
Total liabilities and equity		$ 285,169	$ 281,101

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.